Other Intangible Assets	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Other Intangible Assets

Note 11 : Other Intangible Assets

Other intangible assets were as follows:

	December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in millions)
Amortizing Intangible Assets:
Management and franchise agreements	$2,573	$(1,121)	$1,452
Leases	436	(132)	304
Other(1)	727	(280)	447

	$3,736	$(1,533)	$2,203

Non-amortizing Intangible Assets:
Brands	$5,013	$—	$5,013

	December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in millions)
Amortizing Intangible Assets:
Management and franchise agreements	$2,542	$(942)	$1,600
Leases	408	(107)	301
Other(1)	646	(203)	443

	$3,596	$(1,252)	$2,344

Non-amortizing Intangible Assets:
Brands	$5,029	$—	$5,029

(1)

Includes capitalized software with a net balance of $218 million and $191 million as of December 31, 2013 and 2012, respectively, and the Hilton HHonors intangible with a net balance of $215 million and $236 million as of December 31, 2013 and 2012, respectively. We recorded amortization expense on capitalized software of $52 million, $30 million and $15 million for the years ended December 31, 2013, 2012 and 2011, respectively, and amortization expense on the Hilton HHonors intangible of $22 million for the years ended December 31, 2013, 2012 and 2011.

Our amortizing intangible assets related to management and franchise agreements, leases, proprietary technologies, capitalized software and Hilton HHonors have finite lives and, accordingly, we recorded amortization expense of $285 million, $260 million and $241 million for the years ended December 31, 2013, 2012 and 2011, respectively. Changes to our brands intangible asset during the years ended December 31, 2013 and 2012 were due to foreign currency translations.

During the years ended December 31, 2013, 2012 and 2011, we recorded no impairment relating to our other intangible assets.

We estimate our future amortization expense for our amortizing intangible assets to be as follows:

Year	(in millions)
2014	$315
2015	307
2016	285
2017	239
2018	229
Thereafter	828

$2,203